COMMITMENTS AND CONTINGENCIES (Details) $ in Thousands	Feb. 28, 2026 USD ($)
COMMITMENTS AND CONTINGENCIES
February 2027	$ 6,324
February 2028	5,719
February 2029	4,439
February 2030	2,676
February 2031	1,010
Thereafter	265
Total	$ 20,433